SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Details Textual) - bbl	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Description Of Oil And Gas Reserves Price	based on the 12 month arithmetic average first of month price January through December 31
Natural Gas Price	2.79	6.70
Crude Oil Price	42.59	82.77
Oil [Member]
Percentage Of Reserves Comprised On Energy Equivalent Basis	59.00%	56.00%
Proved Developed and Undeveloped Reserves, Net	33,430	899,727	842,719
Natural Gas [Member]
Percentage Of Reserves Comprised On Energy Equivalent Basis	41.00%	44.00%
Proved Developed and Undeveloped Reserves, Net	141,450	4,237,241	2,564,277